FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis
	September 30, 2025				December 31, 2024
	Fair value measurements using input type				Fair value measurements using input type
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash	$65.3	$-	$-	$65.3	$54.5	$-	$-	$54.5
Cash equivalents
Money market funds	356.3	-	-	356.3	158.1	-	-	158.1
Short term deposits	198.3	-	-	198.3	293.6	-	-	293.6
Short-term bank deposits	176.9	-	-	176.9	134.0	-	-	134.0
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	-	480.9	-	480.9	-	518.4	-	518.4
Debt securities issued by other governments	-	40.3	-	40.3	-	55.4	-	55.4
Corporate debt securities	-	1,479.0	20.2	1,499.2	-	1,549.6	20.2	1,569.8
Foreign currency derivative contracts	-	29.6	-	29.6	-	3.3	-	3.3

Total financial assets	$796.8	$2,029.8	$20.2	$2,846.8	$640.2	$2,126.7	$20.2	$2,787.1